Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement of Comprehensive Income [Abstract]
Net income	$ 65.0	$ 78.9	$ 309.5
Other comprehensive (loss) income:
Change in unrealized gains on securities, net of taxes of $16.5 million, $(12.9) million, and $42.6 million, respectively	(62.1)	23.9	(79.1)
Change in other-than-temporary impairment losses recognized in other comprehensive income, net of taxes of $0.6 million, $(0.3) million, and $0.4 million, respectively	(2.4)	0.6	(0.7)
Total other comprehensive (loss) income	(64.5)	24.5	(79.8)
Total comprehensive income	$ 0.5	$ 103.4	$ 229.7